Convertible Preferred Stock, Redeemable Common Stock and Common Stock - 10Q - Narrative (Details)	1 Months Ended		2 Months Ended	3 Months Ended					9 Months Ended			12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2021 member $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2020 USD ($) member $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	May 31, 2015 shares
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)									480,415			160,108
Warrants reclassified into additional paid-in-capital | $	$ 100,000
Distribution percentage									6.00%			6.00%
Liquidation preference multiple									1.5			1.5
Number of board members | member									5			5
Number of independent board members | member									2			2
Total shares authorized (in shares)					120,000,000				120,000,000			30,000,000	30,000,000	30,000,000
Common stock, shares authorized (in shares)					100,000,000				100,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001				$ 0.001			$ 0.001	$ 0.001
Temporary equity, par value (in dollars per share) | $ / shares									$ 0.001			$ 0.001	$ 0.001
Common stock, shares issued (in shares)							0		0	7,512		7,512	23,841
Issued to placement agents
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)					24,134							33,129
Warrant exercise price (in dollars per share) | $ / shares					$ 7.168							$ 7.168
Warrants reclassified into additional paid-in-capital | $				$ 30,409
Issued to Series A Stockholders
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)			97,478		184,597	97,478						19,544
Warrant exercise price (in dollars per share) | $ / shares			$ 7.168		$ 7.168	$ 7.168						$ 7.168
Research and Development Expense
Class of Warrant or Right [Line Items]
Share-based compensation expense | $										$ 100,000		$ 100,000	$ 100,000
Senior Convertible Notes, April 2020 | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Converted amount | $	$ 6,100,000
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Temporary equity new shares issued (in shares)			389,947	285,351	738,445	453,094	62,781	20,926				132,537
Temporary equity, price per share (in dollars per share) | $ / shares					$ 7.168							$ 7.168
Fair value of Series A preferred stock issued in conjunction with collaboration and licensing agreement | $			$ 2,800,000	$ 1,948,309	$ 5,000,000	$ 3,034,526	$ 450,000	$ 150,000				$ 950,000
Number of board members appointed by shareholders | member									1			1
Temporary equity, shares authorized (in shares)					5,000,000				5,000,000
Temporary equity, par value (in dollars per share) | $ / shares					$ 0.001				$ 0.001
Series A Preferred Stock | Senior Convertible Notes, April 2020 | Convertible Notes Payable
Class of Warrant or Right [Line Items]
Shares issued as a result of converted debt (in shares)	844,824
Debt conversion, price per share (in dollars per share) | $ / shares	$ 7.168
Series Seed Preferred Stock
Class of Warrant or Right [Line Items]
Temporary equity new shares issued (in shares)		8,771						8,771				8,771
Temporary equity, price per share (in dollars per share) | $ / shares		$ 5.70
Fair value of Series A preferred stock issued in conjunction with collaboration and licensing agreement | $		$ 50,000						$ 50,000				$ 50,000
Number of board members appointed by shareholders | member									1			1
Temporary equity, shares authorized (in shares)					5,000,000				5,000,000
Temporary equity, par value (in dollars per share) | $ / shares					$ 0.001				$ 0.001
Redeemable Common Stock
Class of Warrant or Right [Line Items]
Temporary equity new shares issued (in shares)											16,666
Undesignated Preferred Stock
Class of Warrant or Right [Line Items]
Temporary equity, shares authorized (in shares)					10,000,000				10,000,000
Temporary equity, par value (in dollars per share) | $ / shares					$ 0.001				$ 0.001